Schedule Of Revenue (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Disaggregation of Revenue [Line Items]
Total Revenue	$ 245,991		$ 245,991
Dash Boards [Member]
Disaggregation of Revenue [Line Items]
Total Revenue			41,106
IT Managed Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue			51,480
Software And Interfaces [Member]
Disaggregation of Revenue [Line Items]
Total Revenue			49,959
Support And Maintenance [Member]
Disaggregation of Revenue [Line Items]
Total Revenue			48,959
VCIO Services [Member]
Disaggregation of Revenue [Line Items]
Total Revenue			20,313
Software Licenses Fees [Member]
Disaggregation of Revenue [Line Items]
Total Revenue			31,494
Other Revenue [Member]
Disaggregation of Revenue [Line Items]
Total Revenue			$ 2,680